Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000862084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2017
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017